Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment, net	€ 27,319	€ 27,343
Thereof pledged assets of Property, Plant and Equipment	13,693	6,618
European Investment Bank
Property, plant and equipment
Assets as collateral to bank	10,000
Property
Property, plant and equipment
Property, plant and equipment, net	19,850	20,045
Machinery
Property, plant and equipment
Property, plant and equipment, net	6,055	5,779
Other PPE
Property, plant and equipment
Property, plant and equipment, net	1,352	1,459
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 62	€ 60